U.S. Securities and Exchange Commission

Washington, D.C.  20549



Form 24F-2



Annual Notice of Securities Sold

Pursuant to Rule 24f-2





1.      Name and address of issuer:             HOTCHKIS AND WILEY FUNDS

                                                800 WEST 6TH STREET, 5TH FLOOR

                                                LOS ANGELES, CA  90017



2. Name of each series or class of funds for which this notice is filed:



        Equity Income Series, Mid-Cap Series, Small Cap Series,
International Series, Global Equity Series, Balanced Income
Series, Total Return Bond Series, Low Duration Series,

Short-Term Investment Series, Equity Fund for Insurance
Companies Series



3.      Investment Company Act File Number:             811-4182



        Securities Act File Number:                      2-96219



4.      Last day of fiscal year for which this notice is filed:



                            June 30, 1997



5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                o



6.      Date of termination of issuer's declaration under rule 24f-2
(a)(1), if applicable (see Instruction A.6):

                         NOT APPLICABLE



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                         NOT APPLICABLE



8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                         NOT APPLICABLE

9. Number and aggregate sale price of securities sold during the fiscal year:



                NUMBER: 59,382,075

                AMOUNT: $1,011,310,997



10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
24f-2:



                NUMBER: 59,382,075

                AMOUNT: $1,011,310,997



11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):



                NUMBER: 3,612,893

                AMOUNT: $61,114,436



12.     Calculation of registration fee: See Exhibit A



        (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                                            $1,011,310,997



        (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                                             +$ 61,114,436



        (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                                             -$650,962,242



        (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                                                 +       0



        (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
(ii), less line (iii), plus line (iv)] (if applicable):

                                                              $421,463,191



        (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
Instruction C.6):

                                                                x 1/3300



        (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:

                                                            = $127,716.12

Instruction:    Issuers should complete lines (ii), (iii), (iv),
and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.



13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
202.3a).



                                                [X]

        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



AUGUST 21, 1997



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By  (Signature and Title) *     /s/ Gracie Fermelia

                                Gracie Fermelia

                                Compliance Officer



Date    August 20, 1997



        * Please print the name and title of the signing officer below the signature.